Related Party Transactions (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]

8. Related Party Transactions

Aztec Systems, Inc. (“Aztec”) is an affiliate of the Company that provides administrative and technical support services to the Company. The majority owner of Aztec was also the majority stockholder of the Company until the date of sale of Aztec on June 15, 2012.

On January 16, 2012, the Company entered into a letter agreement with Aztec, pursuant to which Aztec agreed to extend credit to the Company in an amount requested by the Company up to a maximum of $30,000 in any single month through March 31, 2012 to assist the Company with its ongoing software development efforts. In connection with the credit extension, the Company agreed to pay Aztec a minimum of $30,000 per month beginning January 2012 to be applied against any amounts currently owed by the Company to Aztec or incurred in the future for software development or hosting services. Aztec may terminate the credit extension immediately upon notice to the Company. On January 17, 2012, the Company issued a promissory note to Aztec in the principal amount of $254,992.89 (the “Note”). The principal amount of the Note reflects the balance due by the Company to Aztec as of December 31, 2011 for software development and hosting services provided by Aztec to the Company. The note bears interest at a rate of 8% per annum and the entire principal and interest under the note is due on September 30, 2012. There is no penalty for prepayment of the note by the Company.

8. Related Party Transactions

Aztec Systems, Inc. is an affiliate of the Company that provides administrative and technical support services to the Company. The majority owner of Aztec Systems, Inc. is also the majority stockholder of the Company. The Company incurred management fees of $ 43,104 and $29,152, and software development fees of $486,795 and $361,616 relating to Aztec Systems for year ended December 31, 2011 and December 31, 2010, respectively. The Company had accounts payable to Aztec Systems of $254,838 and $105,415 as of December 31, 2011 and December 31, 2010, respectively.